Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Acquisition Costs [Table Text Block]	These costs are included in operating expenses as follows:
Consulting expenses	$274,000
Professional fees	225,000
General and administrative expenses	29,000
Total acquisition costs	$528,000

Schedule of Purchase Price Allocation [Table Text Block]

The following table represents the allocation of the purchase consideration to the assets acquired and liabilities assumed on February 8, 2012. It has been revised to reflect an immaterial measurement period change (See Note 11 ):

Estimated Fair Value
Purchase Consideration:
Series E Preferred Stock	$18,760,610
Contingent Consideration	11,109,020
Replacement Warrants	1,883,751
Total Consideration	$31,753,381
Tangible Assets Acquired:
Cash	$24,563
Receivables	35,394
Property and equipment	772,486
Other	87,391
Identifiable Intangible Assets Acquired:
IPR&D Technology	29,585,000
Trademarks and Tradename	1,990,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
$31,753,381

Business Acquisition, Pro Forma Information [Table Text Block]

The following unaudited pro forma financial information summarizes the results of operations for the periods indicated as if the purchase of Aldagen had been completed as of January 1, 2011. Pro forma information primarily reflects adjustments relating to (i) elimination of the interest on Aldagen’s promissory notes, (ii) additional stock-based compensation expense, (iii) elimination of the impact of the changes in the fair value of Aldagen’s derivative liabilities, and (iv) the amortization of intangibles acquired. The pro forma amounts do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of January 1, 2011 or that may be obtained in the future.

	Three Months Ended December 31,		Twelve Months Ended December 31,
	2012	2011	2012	2011
Total revenues	$2,103,000	$3,085,000	$10,564,000	$7,871,000
Net loss	$(3,834,000)	$(929,000)	$(20,338,000)	$(9,237,000)